    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 25, 2000

                                                      1933 Act File No. 33-69460
                                                      1940 Act File No. 811-8046

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.

XX                Post-Effective Amendment No. 25

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

 XX               Amendment No. 27

                        (Check appropriate box or boxes)

                       BERGER INVESTMENT PORTFOLIO TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado              80206
--------------------------------------------------------------------------------
       (Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                   -----------------------------

    Jack R. Thompson, 210 University Boulevard, Suite 900, Denver, CO 80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

                  immediately upon filing pursuant to paragraph (b)
         XX       on March 29, 2000 pursuant to paragraph (b)
                  60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         XX this post-effective amendment designates a new effective date for a previously filed post-effective amendment
                  (post-effective Amendment No. 23)

Title of Securities Being Registered: Shares of Beneficial Interest of the Berger Large Cap Value Fund - Investor Shares and Institutional Shares
--------------------------------------------------------------------------------

                        DESIGNATION OF NEW EFFECTIVE DATE
                         FOR PREVIOUSLY FILED AMENDMENT

         Post-Effective Amendment No. 23 under the Securities Act of 1933 and the Investment Act of 1940 (the "Amendment") was filed pursuant to paragraph (a) of Rule 485 on December 15, 1999 and pursuant to that paragraph would become effective on February 28, 2000.

         The Registrant hereby designates March 29, 2000 as the new date upon which the Amendment shall become effective.

         All other information contained in the Registrant's Registration Statement as previously filed through Amendment is incorporated by reference without change.

                                   SIGNATURES

                    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment No. 25 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, State of Colorado, on the 25th day of February, 2000.

                                     BERGER INVESTMENT PORTFOLIO TRUST
                                     ---------------------------------
                                     (Registrant)

                                     By    /s/  Jack R. Thompson
                                       -----------------------------------------
                                       Name:  Jack R. Thompson
                                            ------------------------------------
                                       Title:  President
                                             -----------------------------------

                    Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                            Title                        Date
       ---------                            -----                        ----

/s/  Jack R. Thompson                  President (Principal         February 25, 2000
---------------------------------      Executive Officer)
Jack R. Thompson                       and Director


/s/  David J. Schultz                  Vice President and           February 25, 2000
---------------------------------      Treasurer (Principal
David J. Schultz                       Financial Officer)


/s/  John Paganelli                    Assistant Treasurer          February 25, 2000
----------------------------------     (Principal Accounting
John Paganelli                         Officer)

       Signature                        Title                   Date
       ---------                        -----                   ----

/s/  Dennis E. Baldwin                 Trustee            February 25, 2000
----------------------------------
Dennis E. Baldwin*


/s/  Louis R. Bindner                  Trustee            February 25, 2000
----------------------------------
Louis R. Bindner*


/s/  Katherine A. Cattanach            Trustee            February 25, 2000
----------------------------------
Katherine A. Cattanach*


/s/  Paul R. Knapp                     Trustee            February 25,  2000
----------------------------------
Paul R. Knapp*


/s/  Harry T. Lewis, Jr.               Trustee            February 25, 2000
----------------------------------
Harry T. Lewis, Jr.*


/s/  Michael Owen                      Trustee            February 25, 2000
----------------------------------
Michael Owen*

/s/  William Sinclaire                 Trustee            February 25, 2000
----------------------------------
William Sinclaire*

/s/  Jack R. Thompson
----------------------------------
*  By Jack R. Thompson
   Attorney-in-Fact